PROSPECTUS SUPPLEMENT

September 28, 2018

for

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (B Share)

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (C Share)

THE GUARDIAN INVESTOR PROSTRATEGIES VARIABLE ANNUITYsm (I Share)

GUARDIAN INVESTOR IIsm VARIABLE ANNUITY

issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following information supplements, and should be read in conjunction with the Prospectuses dated May 1, 2018 for The Guardian Investor ProFreedom Variable Annuitysm (B Share), The Guardian Investor ProFreedom Variable Annuitysm (C Share), The Guardian Investor ProStrategies Variable Annuitysm (I Share) and Guardian Investor IIsm Variable Annuity, for variable annuity contracts issued through The Guardian Separate Account R.

Effective on September 24, 2018:

All references to the principal business address of Putnam Investment Management, LLC, in the Prospectuses located in the section entitled “Variable Investment Options” will be deleted and replaced with:

Putnam Investment Management, LLC

100 Federal Street

Boston, MA 02110

Except as set forth herein, all other provisions of the Prospectuses shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.